Stock Options, Restricted Stock Incentive, And Dividend Reinvestment Plans (Summary Of Stock Option Plans Activity)(Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Benefits And Share Based Compensation [Abstract]
January 1, 2013, Options Outstanding	9,796,648
Options granted, Options Outstanding	866,742	1,248,685	1,005,224	0.00	0.00
Options exercised, Options Outstanding	(64,085)
Options expired, Options Outstanding	(2,006,130)
December 31, 2013	8,593,175	9,796,648
Options exercisable, Options Outstanding	6,485,156
Options expected to vest, Options outstanding	2,108,019
January 1, 2013, Weighted Average Exercise Price	$ 21.26
Options granted, Weighted Average Exercise Price	$ 10.82
Options exercised, weighted average exercise price	$ 10.37
Options expired, Weighted Average Exercise Price	$ 25.63
December 31, 2013, Weighted Average Exercise Price	$ 19.29	$ 21.26
Options exercisable, Weighted Average Exercise Price	$ 22.16
Options expected to vest, Weighted Average Exercise Price	$ 10.46
December 31, 2013, Weighted Average Remaining Contractual Term (Years)	4 years 0 months
Options exercisable, Weighted Average Remaining Contractual Term (years)	3 years 8 months
Options expected to vest, Weighted Average Remaining Contractual Term (years)	5 years 3 months
December 31, 2013, Aggregate Intrinsic Value (thousands)	$ 4,094
Options exercisable, Aggregate Intrinsic Value (thousands)	1,511
Options expected to vest, Aggregate Intrinsic Value (thousands)	$ 2,583